[redacted]

05077137

NON-PUBLIC

P 11/13/06

RECD S.E.C.

NOV 15 2005

1086

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended September 30, 2005.
Check here if Amendment: [__]: Amendment Number [__]
This Amendment (Check only one):
[__] is a restatement.
[__] adds new holdings entries.

Name of Institutional Investment Manager filing this report:		
Polygon Investment Partners LLP		
10 Duke of York Square,	London SW3 4LY	United Kingdom

Form 13F File Number: 28-10987

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Côté
Reporting Manager: Polygon Investment Partners LLP

Name: Sean Côté
Title: General Counsel
Phone: 011-44-20-790 1 8330

CONFIDENTIAL TREATMENT EXPIRED

PROCESSED

MAR 07 2007

THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature]	
London, England	
November 14, 2005	

Report Type (Check only one):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

☐ 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

☐ 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

CONFIDENTIAL

Form 13 Summary Page

Report Summary

Number of Other Included Managers:
2
Form 13F Information Table Entry Total:
26
Form 13F Information Table Value Total:
699,419 (x $1,000)
Confidential Treatment Requested by Polygon Investment Partners LLP
List of Other Included Managers:
(01) Polygon Investment Partners LP (28-10988)
(02) Polygon Investments Ltd (28-10989)

Confidential treatment requested through 2/14/06:

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ALTRIA GROUP INC	COM	02209S103	943	12800			DEFINED	01:02	12800	0	0
ALTRIA GROUP INC	CALL	02209S903	72234	980000			DEFINED	01:02	980000	0	0
BANK OF AMERICA CORPORATION	CALL	060505904	16840	400000			DEFINED	01:02	400000	0	0
BANK OF AMERICA CORPORATION	PUT	060505954	94725	2250000			DEFINED	01:02	2250000	0	0
DANIELSON HLDG CORP	COM	236274106	25722	1915300			DEFINED	01:02	1915300	0	0
HALLIBURTON CO	COM	406216101	27551	402100			DEFINED	01:02	402100	0	0
HUDSON HIGHLAND GROUP INC	COM	443792106	8952	358800			DEFINED	01:02	358800	0	0
IPAYMENT INC	COM	46262E105	16906	446800			DEFINED	01:02	446800	0	0
SHOPKO STORES INC	COM	824911101	12760	500000			DEFINED	01:02	500000	0	0
SPRINT NEXTEL CORP	COM FON	852061100	30914	1300000			DEFINED	01:02	1300000	0	0
TIVO INC	COM	888706108	8466	1545000			DEFINED	01:02	1545000	0	0

Confidential treatment requested through 5/15/06:

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
AGILENT TECHNOLOGIES INC	COM	00846U101	36021	1099900			DEFINED	01:02	1099900	0	0
ANALOGIC CORP	COM PAR $0.05	032657207	12668	251300			DEFINED	01:02	251300	0	0
BRINKS CO	COM	109696104	15397	375000			DEFINED	01:02	375000	0	0
CHENIERE ENERGY INC	COM	16411R208	7093	171500			DEFINED	01:02	171500	0	0
DIRECTV GROUP INC	COM	25459L106	33705	2250000			DEFINED	01:02	2250000	0	0
HEWLETT PACKARD CO	COM	428236103	13870	475000			DEFINED	01:02	475000	0	0
PIONEER NAT RES CO	COM	723787107	65925	1200400			DEFINED	01:02	1200400	0	0
SHURGARD STORAGE CTRS INC	COM	82567D104	7672	138000			DEFINED	01:02	138000	0	0
SIX FLAGS INC	COM	83001P109	8987	1250000			DEFINED	01:02	1250000	0	0
SOVEREIGN BANCORP INC	COM	845905108	40774	1850000			DEFINED	01:02	1850000	0	0
VIACOM INC	CL B	925524308	66020	2000000			DEFINED	01:02	2000000	0	0
WESTERN GAS RES INC	COM	958259103	10246	200000			DEFINED	01:02	200000	0	0
WHIRLPOOL CORP	COM	963320106	4000	52800			DEFINED	01:02	52800	0	0

Confidential treatment requested through 11/14/06:

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
NOVELL INC	COM	670006105	13037	1750000			DEFINED	01:02	1750000	0	0
TIME WARNER INC	COM	887317105	47991	2650000			DEFINED	01:02	2650000	0	0

END